Decommissioning Liabilities - Summary of Changes to the Credit-Adjusted Risk-Free Rate or the Inflation Rate Impact on the Decommissioning Liabilities (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
One percent increase [member]
Disclosure Of Other Provisions [Line Items]
Credit-AdjustedRisk-FreeRate	CAD (98)	CAD (248)
Inflation Rate	197	327
One percent decrease [member]
Disclosure Of Other Provisions [Line Items]
Credit-AdjustedRisk-FreeRate	192	317
Inflation Rate	CAD (103)	CAD (259)